Document and Entity Information	Nov. 04, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2025
Entity Registrant Name	Exzeo Group, Inc.
Entity Incorporation State Country Code	FL
Entity File Number	001-42937
Entity Tax Identification Number	85-2578837
Entity Address Address Line 1	1000 Century Park Drive
Entity Address City Or Town	Tampa
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33607
City Area Code	813
Local Phone Number	776-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	XZO
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001873951